CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS EQUITY (Unaudited) - USD ($)	Preferred Stock	Common Stock	Class A Common Stock	Class B Common Stock	Additional Paid-In Capital	Subscription Receivable	Accumulated Deficit	Total
Beginning Balance, shares at Nov. 30, 2014	0	5,500,000
Beginning Balance, amount at Nov. 30, 2014	$ 0	$ 5,500			$ 64,500	$ 0	$ (168,860)	$ (98,860)
Repurchase and cancellation of common stock, shares		(5,000,000)
Repurchase and cancellation of common stock, value		$ (5,000)						(5,000)
Issuance of common stock for cash, shares		5,000,000
Issuance of common stock for cash, value		$ 5,000				(5,000)		0
Net loss							(48,809)	(48,809)
Ending Balance, shares at Nov. 30, 2015	0	5,500,000
Ending Balance, amount at Nov. 30, 2015	$ 0	$ 5,500			64,500	(5,000)	(217,669)	(152,669)
Beginning Balance, shares at Dec. 31, 2014	0	5,500,000
Beginning Balance, amount at Dec. 31, 2014	$ 0	$ 5,500			64,500	(5,000)	(217,669)	(152,669)
Net loss							(3,727)	(3,727)
Ending Balance, shares at Dec. 31, 2015	0	5,500,000
Ending Balance, amount at Dec. 31, 2015	$ 0	$ 5,500			64,500	(5,000)	(221,396)	(156,396)
Cash received for subscriptions receivable						5,000		5,000
Donated capital					2,000			2,000
Issuance of common stock for cash, shares		900,000
Issuance of common stock for cash, value		$ 900			1,349,100	(1,000)		1,349,000
Beneficial conversion feature, net of deferred taxes					118,415			118,415
Net loss							(224,578)	(224,578)
Ending Balance, shares at Dec. 31, 2016	0	0	0	6,400,000
Ending Balance, amount at Dec. 31, 2016	$ 0	$ 0	$ 0	$ 6,400	1,534,015	(1,000)	(445,974)	1,093,441
Exchange of common stock, shares			1,000,000	(1,000,000)
Exchange of common stock, amount			$ 1,000	$ (1,000)				0
Issuance of common stock in connection with acquisition, shares				1,523,809
Issuance of common stock in connection with acquisition, amount				$ 1,524	2,665,142			2,666,666
Issuance of stock in private placements, shares				657,500
Issuance of stock in private placements, amount				$ 658	2,629,342			2,630,000
Issuance of common stock in connection with loan agreement, shares				1,161,920
Issuance of common stock in connection with loan agreement, amount				$ 1,162	1,348,878			1,350,040
Issuance of common stock in connection with conversion of Note Payable-related party, net of debt discount and deferred taxes, shares				275,312
Issuance of common stock in connection with conversion of Note Payable-related party, net of debt discount and deferred taxes, amount				$ 275	284,639			284,914
Stock-based compensation					129,787			129,787
Net loss							(2,815,120)	(2,815,120)
Ending Balance, shares at Jun. 30, 2017			1,000,000	9,018,541
Ending Balance, amount at Jun. 30, 2017			$ 1,000	$ 9,019	$ 8,591,803	$ (1,000)	$ (3,261,094)	$ 5,339,728